Segment information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Operating Segments

2017	Turkey	Brazil	Greece	Romania	Other	Canada	Total
	$	$	$	$	$	$	$
Information about profit and loss
Metal sales from external customers	337,907	2,347	51,152	-	-	-	391,406
Production costs	145,573	1,824	45,343	-	-	-	192,740
Inventory write-down	-	-	444	-	-	-	444
Depreciation	71,389	-	466	-	269	6	72,130
Gross profit (loss)	120,945	523	4,899	-	(269)	(6)	126,092

Other material items of income and expense
Write-down (write-up) of assets	29,619	(79)	6,661	10,454	42	-	46,697
Exploration costs	3,203	4,733	7,512	10,168	6,029	6,616	38,261
Income tax expense (recovery)	30,139	(1,087)	(4,603)	(8,026)	1,428	1,532	19,383

Additions to property, plant and equipment during the period	65,013	10,029	233,293	2,006	827	35,820	346,988

Information about assets and liabilities
Property, plant and equipment (*)	835,422	196,467	2,362,107	415,856	750	416,795	4,227,397
Goodwill	-	-	-	-	-	92,591	92,591
	835,422	196,467	2,362,107	415,856	750	509,386	4,319,988

Debt	-	-	-	-	593,783	-	593,783

2016	Turkey	Brazil	Greece	Romania	Other	Total
	$	$	$	$	$	$
Information about profit and loss
Metal sales from external customers	392,096	-	40,631	-	-	432,727
Production costs	159,632	-	35,037	-	-	194,669
Depreciation	74,061	-	543	2	281	74,887
Gross profit (loss)	158,403	-	5,051	(2)	(281)	163,171

Other material items of income and expense
Write-down (write-up) of assets	626	(798)	4,701	-	-	4,529
Exploration costs	2,278	3,503	3,091	1,892	8,009	18,773
Income tax expense (recovery)	64,343	(4,385)	(1,355)	(1,053)	(1,345)	56,205

Additions to property, plant and equipment during the period	65,674	6,057	210,770	15,953	50	298,504

Information about assets and liabilities
Property, plant and equipment (*)	885,629	186,606	2,157,822	413,949	1,821	3,645,827

Debt	-	-	-	-	591,589	591,589

* Net of revenues from sale of pre-commercial production and tailings retreatment